Available-For-Sale Securities Included in Short-Term Investments and Investments By Major Security Type (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available for sale Securities Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost		¥ 30
Fair value		30
Available for sale Securities Non Current
Schedule of Available-for-sale Securities [Line Items]
Cost	19,009	16,829
Gross unrealized holding gains	16,466	7,076
Gross unrealized holding losses	83	595
Fair value	35,392	23,310
Available for sale Securities Non Current | Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	491	590
Gross unrealized holding gains	16
Gross unrealized holding losses	26	30
Fair value	481	560
Available for sale Securities Non Current | Government Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	338	181
Gross unrealized holding losses	31
Fair value	307	181
Available for sale Securities Non Current | Fund Trusts
Schedule of Available-for-sale Securities [Line Items]
Cost	68	1,192
Gross unrealized holding gains		43
Gross unrealized holding losses		1
Fair value	68	1,234
Available for sale Securities Non Current | Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	18,112	14,866
Gross unrealized holding gains	16,450	7,033
Gross unrealized holding losses	26	564
Fair value	¥ 34,536	¥ 21,335